ECONOMIC DEPENDENCE	12 Months Ended
Feb. 28, 2017
ECONOMIC DEPENDENCE
ECONOMIC DEPENDENCE

18. ECONOMIC DEPENDENCE

        For the year ended February 28, 2017, the Company was dependent on three key customers with respect to revenue. These customers represented approximately 25%, 14% and 13% of sales during that twelve month period [2016 – three customers represented 44%, 15% and 11%].